UNITED STATES
                         SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C.  20549

                                      FORM 13F

                                 FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [   ];  Amendment Number:
This Amendment (Check only one.):       [   ] is a restatement.
                                        [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Quaker Capital Management Corporation
Address:        The Arrott Building
                401 Wood Street, Suite 1300
                Pittsburgh, PA  15222-1824

13F File Number:     028-03862

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Andrew I. Clark
Title:          Chief Compliance Officer
Phone:          412-281-1948

Signature, Place, and Date of Signing:

   /s/  Andrew I. Clark       Pittsburgh, Pennsylvania        December 31, 2007

Report Type (Check only one.):

[X  ]           13F HOLDINGS REPORT

[   ]           13F NOTICE

[   ]           13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:         NONE

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.
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                                       FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0

Form 13F Information Table Entry Total:         54

Form 13F Information Table Value Total:         $822,784,042

List of Other Included Managers:

NONE
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
       Name of Issuer        Class  CUSIP        Value ($)   Shares     InvDscn  Oth  VoteSole  VoteShd.

180 Connect Inc.             Com    682343108     1,873,704  1,338,360  Sole         1,337,850       510
Acergy S.A.                  Com    00443E104     6,149,996    279,927  Sole                 0   279,927
Acusphere Inc.               Com    00511R870       978,720  1,658,562  Sole         1,658,562         0
American Axle & Mfg. Holding Com    024061103     6,756,730    362,875  Sole                 0   362,875
American International Group Com    026874107    38,372,926    658,198  Sole           473,400   184,798
Armstrong World Industries I Com    04247X102    18,636,510    464,635  Sole           350,200   114,435
Bank of New York Mellon Corp Com    064058100     8,973,351    184,031  Sole                 0   184,031
Barrick Gold Corp.           Com    067901108    39,869,076    948,135  Sole           739,300   208,835
Calamp Corp.                 Com    128126109     4,843,316  1,742,200  Sole         1,742,200         0
Capital One Financial        Com    14040H105    33,873,840    716,755  Sole           608,400   108,355
Cisco Systems                Com    17275R102    24,639,051    910,201  Sole           475,800   434,401
Coca Cola Co.                Com    191216100     7,281,544    118,650  Sole                 0   118,650
Cooper Tire & Rubber         Com    216831107    33,224,681  2,003,901  Sole         1,428,000   575,901
Covidien Ltd.                Com    G2552X108     4,867,338    109,897  Sole                 0   109,897
Direct TV Group              Com    25459L106    59,797,131  2,586,381  Sole         2,083,200   503,181
Ditech Networks Inc.         Com    25500T108     2,837,766    817,800  Sole           817,800         0
Ebay Inc.                    Com    278642103     6,002,743    180,860  Sole                 0   180,860
Exxon Mobil Corp.            Com    30231G102       324,261      3,461  Sole                 0     3,461
FiberTower Corp.             Com    31567R100     7,257,641  3,183,176  Sole         2,417,718   765,458
First Marblehead Corp.       Com    320771108    41,285,750  2,698,415  Sole         2,181,100   517,315
General Electric             Com    369604103    13,444,421    362,677  Sole                 0   362,677
Helix Energy Solutions       Com    42330P107    36,123,883    870,455  Sole           510,400   360,055
Home Depot                   Com    437076102     6,554,502    243,300  Sole           243,300         0
Imation Corp.                Com    45245A107    17,942,820    854,420  Sole           414,000   440,420
LandAmerica Financial Group  Com    514936103     5,709,915    170,700  Sole           170,700         0
Lowes Companies Inc.         Com    548661107     7,442,885    329,040  Sole           129,000   200,040
Magellan Health Services - N Com    559079207    52,270,552  1,120,964  Sole           830,200   290,764
Microsoft Corp.              Com    594918104     8,063,400    226,500  Sole                 0   226,500
Motorola                     Com    620076109     4,243,976    264,587  Sole                 0   264,587
Municipal Mtg & Eqty         Com    62624B101     4,282,453    288,575  Sole                 0   288,575
NCR Corp.                    Com    62886E108     5,813,762    231,624  Sole                 0   231,624
Newell Rubbermaid Inc.       Com    651229106     6,160,216    238,030  Sole                 0   238,030
Nokia Corp.                  Com    654902204     9,127,030    237,745  Sole                 0   237,745
North Pittsburgh Systems Inc Com    661562108     7,677,570    338,368  Sole           337,200     1,168
Noven Pharmaceutical Inc.    Com    670009109     5,331,308    384,100  Sole           384,100         0
Peak International Ltd.      Com    G69586108     2,306,136  1,011,463  Sole                 0 1,011,463
Performance Technologies Inc Com    71376K102     6,462,500  1,175,000  Sole         1,175,000         0
Pfizer Inc.                  Com    717081103    21,067,891    926,876  Sole           589,700   337,176
Pharmion Corp.               Com    71715B409    54,565,498    868,048  Sole           532,700   335,348
Plato Learning Inc.          Com    72764Y100    10,733,491  2,703,650  Sole         1,815,800   887,850
Quantum Corporation          Com    747906204     7,987,350  2,969,275  Sole         1,253,100 1,716,175
Radyne Corp.                 Com    750611402     3,032,320    329,600  Sole           287,300    42,300
Sanofi Aventis               Com    80105N105    17,317,790    380,360  Sole           191,000   189,360
Spectrum Control             Com    847615101     1,659,856    108,275  Sole                 0   108,275
Sprint Nextel                Com    852061100    59,169,209  4,506,413  Sole         3,562,400   944,013
Teradata Corp.               Com    88076W103     6,341,961    231,374  Sole                 0   231,374
Time Warner Inc.             Com    887317105    24,983,510  1,513,235  Sole           998,200   515,035
Tollgrade Communications     Com    889542106       463,700     57,818  Sole                 0    57,818
Tyco Electronics Ltd.        Com    G9144P105     3,831,296    103,186  Sole                 0   103,186
Tyco International Ltd.      Com    G9143X208     4,309,385    108,686  Sole                 0   108,686
Wal-Mart Stores              Com    931142103    22,692,846    477,443  Sole           224,600   252,843
Wilsons The Leather Experts  Com    972463103     7,837,528 13,236,945  Sole        12,138,140 1,098,805
Winn-Dixie Stores            Com    974280307    23,273,432  1,379,575  Sole           963,700   415,875
WSFS Financial               Com    929328102     6,713,575    133,737  Sole                 0   133,737

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